Stockholders' Equity (Deficit) - Preferred Units Outstanding (Details) $ / shares in Units, $ in Thousands	Dec. 31, 2019 USD ($) $ / shares shares
Preferred Units [Line Items]
Preferred units, authorized (in units)	50,965,118,000
Preferred units, issued and outstanding (in units)	50,965,118,000
Series A Non-Redeemable Convertible Preferred Stock
Preferred Units [Line Items]
Preferred units, authorized (in units)	9,941,227,000
Preferred units, issued and outstanding (in units)	9,941,227,000
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares	$ 0.50
Preferred stock, aggregate liquidation preference | $	$ 4,971
Preferred stock, redemption price per share (in dollars per share) | $ / shares	$ 0.25
Series B Non-Redeemable Convertible Preferred Stock
Preferred Units [Line Items]
Preferred units, authorized (in units)	19,117,039,000
Preferred units, issued and outstanding (in units)	19,117,039,000
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares	$ 0.50
Preferred stock, aggregate liquidation preference | $	$ 9,559
Preferred stock, redemption price per share (in dollars per share) | $ / shares	$ 0.25
Series C Redeemable Convertible Preferred Stock
Preferred Units [Line Items]
Preferred units, authorized (in units)	21,906,852,000
Preferred units, issued and outstanding (in units)	21,906,852,000
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares	$ 1.8259
Preferred stock, aggregate liquidation preference | $	$ 40,090
Preferred stock, redemption price per share (in dollars per share) | $ / shares	$ 1.83